PIMCO Funds: Pacific Investment Management Series

Supplement dated March 20, 2003 to the PIMCO Municipal Bond Funds
Class A, B and C Prospectus dated July 31, 2002

In the individual Fund Summary pages for the Municipal Bond Fund, under the heading "Fees and Expenses of the Fund," the "Examples" table has been revised to reflect the following values for Year 10 for Class B shares of the Fund.

Fund	Year 10: With or without redemption of shares at the end of the period	Year 10 Footnote: For Class B shares purchased prior to January 1, 2002

Municipal Bond Fund	$1,754	$1,661

Investors Should Retain This Supplement For Future Reference

PIMCO Funds: Pacific Investment Management Series

Supplement dated March 20, 2003 to the PIMCO Total Return Fund
Class A, B and C Prospectus dated July 31, 2002

In the individual Fund Summary pages for the Municipal Bond Fund, under the heading "Fees and Expenses of the Fund," the "Examples" table has been revised to reflect the following values for Year 10 for Class B shares of the Fund.

Fund	Year 10: With or without redemption of shares at the end of the period	Year 10 Footnote: For Class B shares purchased prior to January 1, 2002

Total Return Fund	$1,754	$1,661

Investors Should Retain This Supplement For Future Reference